Private Placements (Tables)	12 Months Ended
Aug. 31, 2018
Private Placements
Summary of quantitative information derivative liability
Common stock issuable upon exercise of Series O Warrants	618,000
Common stock issuable upon exercise of Series P Warrants	309,000
Stock price	$3.13 - $4.19
Volatility (Annual)	80% - 83%
Strike price	$3.10, Series O Warrants; $3.70, Series P Warrants
Risk-free rate	0.71% - 0.80% Series O Warrants; 0.71% - 0.79%, Series P Warrants
Term	1.4 – 1.7 years Series O Warrants; 2.1 - 2.2 years, Series P Warrants
Probability of Reset Adjustment	0% - 100%

Fair value of derivative liabilities
	Balance at August 31, 2015	Initial valuation of derivative liabilities upon issuance of new securities during the period	Increase (decrease) in fair value of derivative liabilities	Balance at August 31, 2016
Warrant liability	$-	$1,714,395	$(1,714,395)	$-